Commitments	12 Months Ended
Dec. 31, 2011
Commitments [Abstract]
Commitments

Note 11—Commitments

Leases

As stated in Note 16, in 2012, the Company renewed its lease for the office, warehouse and laboratory facilities in Exton, Pennsylvania under a non-cancelable operating lease through 2023. Future minimum lease commitments for the amended lease agreement are as follows:

Year Ending December 31,
2012	$884,173
2013	1,070,438
2014	1,081,250
2015	1,211,000
2016	1,254,250
2017 and thereafter	8,704,063

Total	$14,205,174

For each of the years ended December 31, 2011 and 2010, rental expense totaled $1.4 million.